JOINT VENTURES AND ASSOCIATES - Share of profit or loss of joint ventures and affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 216,110	$ (1,126,312)	$ 4,049,508
Trigall Genetics S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	(85,317)	(711,223)	326,368
Natal Agro S.R.L.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	(519,448)
Synertech Industrias S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 820,875	$ (415,089)	$ 3,723,140